Expense Example - Class A Class C Class R Class Y - Victory Floating Rate Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years
USD ($)	325	572	838	1,599	283	596	1,034	2,253	159	1,426	2,663	5,628	80	281	500	1,129